As Exhibit 4.5 to the Current Report on Form 8-K filed on December 23, 2015 by Discover Funding LLC, Discover Card Master Trust I and the Note Issuance Trust. Second Amended and Restated Indenture Supplement As Exhibit 4.4 to the Current Report on Form 8-K filed on December 23, 2015 by Discover Funding LLC, Discover Card Master Trust I and the Note Issuance Trust. Amended and Restated Indenture Pursuant to the Amended and Restated Indenture dated as of December 22, 2015, as amended, (the "Indenture") by and between Discover Card Execution Note Trust (the "Note Issuance Trust") as Issuer and U.S. Bank Trust Company, National Association as Indenture Trustee (the "Indenture Trustee") and the Second Amended and Restated Indenture Supplement dated as of December 22, 2015, in each case as amended prior to the distribution date noted above, for the DiscoverSeries Notes, by and between the Note Issuance Trust and the Indenture Trustee (the "Indenture Supplement"), the Note Issuance Trust is required to prepare certain information each month regarding current distributions to noteholders. We have set forth below this information regarding the DiscoverSeries Notes and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Indenture or the Indenture Supplement. The Indenture and Indenture Supplement were filed with the Securities and Exchange Commission as follows: Month Ending: May 31, 2023Distribution Date: June 15, 2023 DiscoverSeries Monthly Statement Discover Card Execution Note Trust Exhibit 99.2

1. **Interest to be paid on this Distribution Date:**

Tranche	CUSIP Number	LIBOR Determination Date	Interest Payment Date	Interest Rate	Number of Days in the Interest Accrual Period	Amount of interest paid on this Distribution Date	Amount of interest paid on this Distribution Date per $1,000 of Outstanding Dollar Principal Amount
Class A (2008-C)						$0.00	0.000000000
Class A (2010-D)						$0.00	0.000000000
Class A (2011-A)						$0.00	0.000000000
Class A (2015-A)						$0.00	0.000000000
Class A (2017-4)	254683BZ7		06/15/2023	2.53000%	30	$843,333.33	2.108333325
Class A (2017-5)	254683CA1	05/11/2023	06/15/2023	5.70743%	31	$4,546,126.53	4.914731384
Class A (2018-6)	254683CJ2	05/11/2023	06/15/2023	5.49743%	31	$1,420,169.42	4.733898067
Class A (2019-A)						$0.00	0.000000000
Class A (2021-1)	254683CP8		06/15/2023	0.58000%	30	$555,833.33	0.483333330
Class A (2021-2)	254683CQ6		06/15/2023	1.03000%	30	$515,000.00	0.858333333
Class A (2022-1)	254683CR4		06/15/2023	1.96000%	30	$2,041,666.67	1.633333336
Class A (2022-2)	254683CS2		06/15/2023	3.32000%	30	$3,873,333.33	2.766666664
Class A (2022-3)	254683CW3		06/15/2023	3.56000%	30	$5,933,333.33	2.966666665
Class A (2022-4)	254683CX1		06/15/2023	5.03000%	30	$4,191,666.67	4.191666670
Class A (2023-1)	254683CY9		06/15/2023	4.31000%	30	$4,489,583.33	3.591666664
Total Class A						$28,410,045.94	
Class B (2023-1)						$0.00	0.000000000
Total Class B						$0.00	
Class C (2023-1)						$0.00	0.000000000
Total Class C						$0.00	
Total						$28,410,045.94	

2. **Principal to be paid on this Distribution Date:**

Tranche	CUSIP Number	Scheduled principal payments	Shortfall in scheduled principal payments	Amount of principal paid on this Distribution Date	Amount of principal paid per $1,000 of Stated Principal Amount	Total amount of principal paid through this Distribution Date
Class A (2008-C)		0.00	$0.00	$0.00	$0.00	0.00
Class A (2010-D)		0.00	$0.00	$0.00	$0.00	0.00
Class A (2011-A)		0.00	$0.00	$0.00	$0.00	0.00
Class A (2015-A)		0.00	$0.00	$0.00	$0.00	0.00
Class A (2017-4)	254683BZ7	0.00	$0.00	$0.00	$0.00	0.00
Class A (2017-5)	254683CA1	0.00	$0.00	$0.00	$0.00	0.00
Class A (2018-6)	254683CJ2	0.00	$0.00	$0.00	$0.00	0.00
Class A (2019-A)		0.00	$0.00	$0.00	$0.00	0.00
Class A (2021-1)	254683CP8	0.00	$0.00	$0.00	$0.00	0.00
Class A (2021-2)	254683CQ6	0.00	$0.00	$0.00	$0.00	0.00
Class A (2022-1)	254683CR4	0.00	$0.00	$0.00	$0.00	0.00

Tranche CUSIP Number Scheduled principal payments Shortfall in scheduled principal payments Amount of principal paid on this Distribution Date Amount of principal paid per $1,000 of Stated Principal Amount Total amount of principal paid through this Distribution Date 0.00 $0.00 $0.00254683CS2 $0.00 0.00Class A (2022-2) 0.00 $0.00 $0.00254683CW3 $0.00 0.00Class A (2022-3) 0.00 $0.00 $0.00254683CX1 $0.00 0.00Class A (2022-4) 0.00 $0.00 $0.00254683CY9 $0.00 0.00Class A (2023-1) 0.00 $0.00 $0.00Total Class A 0.00 0.00 $0.00 $0.00(1)Class B (2023-1) 0.00 $0.00 $0.00Total Class B (1) 0.00 0.00 $0.00 $0.00(1)Class C (2023-1) 0.00 $0.00 $0.00Total Class C (1) 0.00 0.00 $0.00 $0.00(1)Class D (2009-1) 0.00 $0.00 $0.00Total Class D Total 0.00 $0.00 $0.00

3. **<u>Principal Amount and Nominal Liquidation Amount:</u>**

(reflects issuances during May 2023 and principal payments and Nominal Liquidation Amount Deficits after giving effect to all allocations expected to occur on this Distribution Date)

Tranche	Stated Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00
Class A (2017-4)	$400,000,000.00	$400,000,000.00	$400,000,000.00	$400,000,000.00
Class A (2017-5)	$925,000,000.00	$925,000,000.00	$925,000,000.00	$925,000,000.00
Class A (2018-6)	$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00
Class A (2019-A)	$0.00	$0.00	$0.00	$0.00
Class A (2021-1)	$1,150,000,000.00	$1,150,000,000.00	$1,150,000,000.00	$1,150,000,000.00
Class A (2021-2)	$600,000,000.00	$600,000,000.00	$600,000,000.00	$600,000,000.00
Class A (2022-1)	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00
Class A (2022-2)	$1,400,000,000.00	$1,400,000,000.00	$1,400,000,000.00	$1,400,000,000.00
Class A (2022-3)	$2,000,000,000.00	$2,000,000,000.00	$2,000,000,000.00	$2,000,000,000.00
Class A (2022-4)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2023-1)	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00
Total Class A	$10,275,000,000.00	$10,275,000,000.00	$10,275,000,000.00	$10,275,000,000.00
Class B (2023-1)	$715,348,101.63	$715,348,101.63	$715,348,101.63	$715,348,101.63
Total Class B	$715,348,101.63	$715,348,101.63	$715,348,101.63	$715,348,101.63
Class C (2023-1)	$910,443,038.63	$910,443,038.63	$910,443,038.63	$910,443,038.63
Total Class C	$910,443,038.63	$910,443,038.63	$910,443,038.63	$910,443,038.63
Class D (2009-1)	$1,105,537,976.00	$1,105,537,976.00	$1,105,537,976.00	$1,105,537,976.00
Total Class D	$1,105,537,976.00	$1,105,537,976.00	$1,105,537,976.00	$1,105,537,976.00
Total	**$13,006,329,116.26**	**$13,006,329,116.26**	**$13,006,329,116.26**	**$13,006,329,116.26**

4. **Nominal Liquidation Amount for Tranches of Notes Outstanding:**

(including all tranches issued as of the end of May 2023, after taking into account all allocations expected to occur on this Distribution Date)

Tranche	Nominal Liquidation Amount as of the beginning of Due Period	Increase due to Accretion of Principal for Discount Notes	Increase due to withdrawals of Prefunding Excess Amounts from Principal Funding Subaccount	Increase due to reimbursement of Nominal Liquidation Amout Deficits	Reductions due to allocation of charged-off receivables	Increases and reductions due to reallocation of charged-off receivables	Reductions due to reallocation of Series Principal Amounts	Reductions due to deposits into Principal Funding Subaccount	Nominal Liquidation Amount as of the end of the Due Period	Cumulative unreimbursed Nominal Liquidation Amount
Class A (2008-C)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-A)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-A)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2017-4)	$400,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$400,000,000.00	$0.00
Class A (2017-5)	$925,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$925,000,000.00	$0.00
Class A (2018-6)	$300,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$300,000,000.00	$0.00
Class A (2019-A)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2021-1)	$1,150,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,150,000,000.00	$0.00
Class A (2021-2)	$600,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$600,000,000.00	$0.00
Class A (2022-1)	$1,250,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,250,000,000.00	$0.00
Class A (2022-2)	$1,400,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,400,000,000.00	$0.00
Class A (2022-3)	$2,000,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$2,000,000,000.00	$0.00
Class A (2022-4)	$1,000,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,000,000,000.00	$0.00
Class A (2023-1)	$1,250,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,250,000,000.00	$0.00
Total Class A	$10,275,000,000.00		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$10,275,000,000.00	$0.00
Class B (2023-1)	$715,348,101.63	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$715,348,101.63	$0.00
Total Class B	$715,348,101.63		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$715,348,101.63	$0.00
Class C (2023-1)	$910,443,038.63	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$910,443,038.63	$0.00
Total Class C	$910,443,038.63		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$910,443,038.63	$0.00
Class D (2009-1)	$1,105,537,976.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,105,537,976.00	$0.00
Total Class D	$1,105,537,976.00		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,105,537,976.00	$0.00
Total	**$13,006,329,116.26**		**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$13,006,329,116.26**	**$0.00**

5. Targeted Deposits to Principal Funding Subaccounts with respect to this Distribution Date:

Tranche	Beginning Principal Funding Subaccount balance	Targeted deposit to Principal Funding Subaccount: Amount scheduled to be deposited on this Distribution Date	Previous shortfalls	Shortfalls in targeted deposit to Principal Funding Subaccount with respect to this Distribution Date	Actual deposit to Principal Funding Subaccount	Amounts withdrawn from Principal Funding Subaccount for payment to Noteholders	Prefunding Excess Amounts withdrawn from Principal Funding Subaccount	Ending Principal Funding Subaccount balance	Income earned on funds on deposit in Principal Funding Subaccount
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2017-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2017-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2018-6)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2019-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2021-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2021-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2022-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2022-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2022-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2022-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2023-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**
Class B (2023-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class B	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**
Class C (2023-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class C	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**
Class D (2009-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class D	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**
Total	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**

6. Prefunding with respect to this Distribution Date:

Tranche	Beginning balance of prefunded deposits	Prefunded amount applied to scheduled principal deposits	Targeted Prefunding Deposits	Prefunding Excess Amounts withdrawn from Principal Funding Subaccount	Actual deposit to Principal Funding Subaccount for Prefunding	Ending balance of prefunded deposits
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2017-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2017-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2018-6)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2019-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2021-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2021-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2022-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2022-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2022-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2022-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2023-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2023-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**

7. Targeted Deposits to Interest Funding Subaccounts with respect to this Distribution Date:

	Beginning Interest Funding Subaccount	Targeted deposit to Interest Funding Subaccount with respect to this Distribution Date: Interest accrued during monthly interest	Targeted deposit to Interest Funding Subaccount with respect to this Distribution Date: Previous	Targeted deposit to Interest Funding Subaccount with respect to this Distribution Date: Total targeted deposit to Interest Funding	Shortfalls in targeted deposit to Interest Funding Subaccount with respect to this	Actual deposit to Interest Funding	Amounts withdrawn from Interest Funding Subacccount for payment to	Ending Interest Funding Subaccount	Income earned on funds on deposit in Interest Funding
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2017-4)	$0.00	$843,333.33	$0.00	$843,333.33	$0.00	$843,333.33	$843,333.33	$0.00	$0.00
Class A (2017-5)	$0.00	$4,546,126.53	$0.00	$4,546,126.53	$0.00	$4,546,126.53	$4,546,126.53	$0.00	$0.00
Class A (2018-6)	$0.00	$1,420,169.42	$0.00	$1,420,169.42	$0.00	$1,420,169.42	$1,420,169.42	$0.00	$0.00
Class A (2019-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2021-1)	$0.00	$555,833.33	$0.00	$555,833.33	$0.00	$555,833.33	$555,833.33	$0.00	$0.00
Class A (2021-2)	$0.00	$515,000.00	$0.00	$515,000.00	$0.00	$515,000.00	$515,000.00	$0.00	$0.00
Class A (2022-1)	$0.00	$2,041,666.67	$0.00	$2,041,666.67	$0.00	$2,041,666.67	$2,041,666.67	$0.00	$0.00
Class A (2022-2)	$0.00	$3,873,333.33	$0.00	$3,873,333.33	$0.00	$3,873,333.33	$3,873,333.33	$0.00	$0.00
Class A (2022-3)	$0.00	$5,933,333.33	$0.00	$5,933,333.33	$0.00	$5,933,333.33	$5,933,333.33	$0.00	$0.00
Class A (2022-4)	$0.00	$4,191,666.67	$0.00	$4,191,666.67	$0.00	$4,191,666.67	$4,191,666.67	$0.00	$0.00
Class A (2023-1)	$0.00	$4,489,583.33	$0.00	$4,489,583.33	$0.00	$4,489,583.33	$4,489,583.33	$0.00	$0.00
Total Class A	**$0.00**	**$28,410,045.94**	**$0.00**	**$28,410,045.94**	**$0.00**	**$28,410,045.94**	**$28,410,045.94**	**$0.00**	**$0.00**
Class B (2023-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class B	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**
Class C (2023-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class C	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**	**$0.00**
Total	**$0.00**	**$28,410,045.94**	**$0.00**	**$28,410,045.94**	**$0.00**	**$28,410,045.94**	**$28,410,045.94**	**$0.00**	**$0.00**

8. Deposits to and withdrawals from Class C Reserve Subaccounts: (2) Tranche Beginning Class C Reserve Subaccount balance Income earned on funds on deposit in Class C Reserve Subaccount Targeted deposit to Class C Reserve Subaccount Actual deposit to Class C Reserve Subaccount Amounts withdrawn from Class C Reserve Subaccount for application to Class C Notes Excess amounts withdrawn from Class C Reserve Subaccount Ending Class C Reserve Subaccount balance Cumulative Shortfall in Class C Reserve Subaccount N/A

9. **Deposits to and withdrawals from Accumulation Reserve Subaccounts:**

Tranche	Beginning Accumulation Reserve Subaccount balance	Targeted deposit to Accumulation Reserve Subaccount	Actual deposit to Accumulation Reserve Subaccount	Amounts withdrawn from Accumulation Reserve Subaccount for use as Series Finance Charge Amounts	Excess amounts withdrawn from Accumulation Reserve Subaccount	Ending Accumulation Reserve Subaccount balance	Income earned on funds on deposit in Accumulation Reserve Subaccount
Class A (2008-C)	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Class A (2017-4)	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Class A (2017-5)	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Class A (2018-6)	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Class A (2019-A)	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Class A (2021-1)	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Class A (2021-2)	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Class A (2022-1)	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Class A (2022-2)	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Class A (2022-3)	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Class A (2022-4)	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Class A (2023-1)	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Total Class A	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Class B (2023-1)	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Total Class B	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Class C (2023-1)	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Total Class C	$0.00	$0.00	$0.00	0.00	$0.00	$0.00	$0.00
Total	**$0.00**	**$0.00**	**$0.00**	**0.00**	**$0.00**	**$0.00**	**$0.00**

10. **Class A: Required Subordinated Amount; Available Subordinated Amount; Usage:**

Tranche	Required Subordinated Amount of Class B Notes		Available Subordinated Amount of Class B Notes		Usage of Class B	
	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2017-4)	$27,848,101.28	$27,848,101.28	$27,848,101.28	$27,848,101.28	$0.00	$0.00
Class A (2017-5)	$64,398,734.21	$64,398,734.21	$64,398,734.21	$64,398,734.21	$0.00	$0.00
Class A (2018-6)	$20,886,075.96	$20,886,075.96	$20,886,075.96	$20,886,075.96	$0.00	$0.00
Class A (2019-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2021-1)	$80,063,291.18	$80,063,291.18	$80,063,291.18	$80,063,291.18	$0.00	$0.00
Class A (2021-2)	$41,772,151.92	$41,772,151.92	$41,772,151.92	$41,772,151.92	$0.00	$0.00
Class A (2022-1)	$87,025,316.50	$87,025,316.50	$87,025,316.50	$87,025,316.50	$0.00	$0.00
Class A (2022-2)	$97,468,354.48	$97,468,354.48	$97,468,354.48	$97,468,354.48	$0.00	$0.00
Class A (2022-3)	$139,240,506.40	$139,240,506.40	$139,240,506.40	$139,240,506.40	$0.00	$0.00
Class A (2022-4)	$69,620,253.20	$69,620,253.20	$69,620,253.20	$69,620,253.20	$0.00	$0.00
Class A (2023-1)	$87,025,316.50	$87,025,316.50	$87,025,316.50	$87,025,316.50	$0.00	$0.00
Total Class A	**$715,348,101.63**	**$715,348,101.63**	**$715,348,101.63**	**$715,348,101.63**	**$0.00**	**$0.00**

Tranche	Required Subordinated Amount of Class C Notes		Available Subordinated Amount of Class C Notes		Usage of Class C	
	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2017-4)	$35,443,038.00	$35,443,038.00	$35,443,038.00	$35,443,038.00	$0.00	$0.00
Class A (2017-5)	$81,962,025.38	$81,962,025.38	$81,962,025.38	$81,962,025.38	$0.00	$0.00
Class A (2018-6)	$26,582,278.50	$26,582,278.50	$26,582,278.50	$26,582,278.50	$0.00	$0.00
Class A (2019-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2021-1)	$101,898,734.25	$101,898,734.25	$101,898,734.25	$101,898,734.25	$0.00	$0.00
Class A (2021-2)	$53,164,557.00	$53,164,557.00	$53,164,557.00	$53,164,557.00	$0.00	$0.00
Class A (2022-1)	$110,759,493.75	$110,759,493.75	$110,759,493.75	$110,759,493.75	$0.00	$0.00
Class A (2022-2)	$124,050,633.00	$124,050,633.00	$124,050,633.00	$124,050,633.00	$0.00	$0.00
Class A (2022-3)	$177,215,190.00	$177,215,190.00	$177,215,190.00	$177,215,190.00	$0.00	$0.00
Class A (2022-4)	$88,607,595.00	$88,607,595.00	$88,607,595.00	$88,607,595.00	$0.00	$0.00
Class A (2023-1)	$110,759,493.75	$110,759,493.75	$110,759,493.75	$110,759,493.75	$0.00	$0.00
Total Class A	**$910,443,038.63**	**$910,443,038.63**	**$910,443,038.63**	**$910,443,038.63**	**$0.00**	**$0.00**

Tranche	Required Subordinated Amount of Class D Notes		Available Subordinated Amount of Class D Notes		Usage of Class D	
	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2017-4)	$43,037,974.72	$43,037,974.72	$43,037,974.72	$43,037,974.72	$0.00	$0.00
Class A (2017-5)	$99,525,316.54	$99,525,316.54	$99,525,316.54	$99,525,316.54	$0.00	$0.00
Class A (2018-6)	$32,278,481.04	$32,278,481.04	$32,278,481.04	$32,278,481.04	$0.00	$0.00
Class A (2019-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2021-1)	$123,734,177.32	$123,734,177.32	$123,734,177.32	$123,734,177.32	$0.00	$0.00
Class A (2021-2)	$64,556,962.08	$64,556,962.08	$64,556,962.08	$64,556,962.08	$0.00	$0.00
Class A (2022-1)	$134,493,671.00	$134,493,671.00	$134,493,671.00	$134,493,671.00	$0.00	$0.00
Class A (2022-2)	$150,632,911.52	$150,632,911.52	$150,632,911.52	$150,632,911.52	$0.00	$0.00
Class A (2022-3)	$215,189,873.60	$215,189,873.60	$215,189,873.60	$215,189,873.60	$0.00	$0.00
Class A (2022-4)	$107,594,936.80	$107,594,936.80	$107,594,936.80	$107,594,936.80	$0.00	$0.00
Class A (2023-1)	$134,493,671.00	$134,493,671.00	$134,493,671.00	$134,493,671.00	$0.00	$0.00
Total Class A	**$1,105,537,975.62**	**$1,105,537,975.62**	**$1,105,537,975.62**	**$1,105,537,975.62**	**$0.00**	**$0.00**

11. Class B: Required Subordinated Amount; Available Subordinated Amount; Usage:

Tranche	Required Subordinated Amount of Class C Notes		Available Subordinated Amount of Class C Notes		Usage of Class C	
	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date
Class B (2023-1)	$910,443,038.49	$910,443,038.49	$910,443,038.49	$910,443,038.49	$0.00	$0.00
Total Class B	**$910,443,038.49**	**$910,443,038.49**	**$910,443,038.49**	**$910,443,038.49**	**$0.00**	**$0.00**

Tranche	Required Subordinated Amount of Class D Notes		Available Subordinated Amount of Class D Notes		Usage of Class D	
	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date
Class B (2023-1)	$1,105,537,975.28	$1,105,537,975.28	$1,105,537,975.28	$1,105,537,975.28	$0.00	$0.00
Total Class B	**$1,105,537,975.28**	**$1,105,537,975.28**	**$1,105,537,975.28**	**$1,105,537,975.28**	**$0.00**	**$0.00**

12. **Class C: Required Subordinated Amount; Available Subordinated Amount; Usage:**

	Required Subordinated Amount of Class D Notes		Available Subordinated Amount of Class D Notes		Usage of Class D	
Tranche	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date	As of last Distribution Date	As of current Distribution Date
Class C (2023-1)	$1,105,537,975.49	$1,105,537,975.49	$1,105,537,975.49	$1,105,537,975.49	$0.00	$0.00
Total Class C	**$1,105,537,975.49**	**$1,105,537,975.49**	**$1,105,537,975.49**	**$1,105,537,975.49**	**$0.00**	**$0.00**

13. **Excess Spread Triggers:**

	For this Distribution Date	For the preceding Distribution Date	For the second preceding Distribution Date	Three-month average for this Distribution Date
Excess Spread Amount (3)	$164,248,451.09	$158,966,170.91	$157,171,797.29	$160,128,806.43
Excess Spread Percentage (4)	15.15%	13.82%	15.43%	14.80%
Group Excess Spread (5)	$164,248,451.09	$158,966,170.91	$157,171,797.29	$160,128,806.43
Group Excess Spread Percentage (6)	15.15%	13.82%	15.43%	14.80%

14. **Weighted Average Coupon Interest Rate:** (7)

	For this Distribution Date
Coupon interest rate (shown as an annualized percentage of total Outstanding Dollar Principal Amount at the beginning of May 2023)	2.62%
Adjusted coupon interest rate (shown as an annualized percentage of total Outstanding Dollar Principal Amount, excluding interest held by wholly-owned subsidiaries of Discover Bank, at the beginning of May 2023)	3.32%
Group coupon interest rate (shown as an annualized percentage of Group Outstanding Dollar Principal Amount at the beginning of May 2023)	2.62%
Adjusted group coupon interest rate (shown as an annualized percentage of Group Outstanding Dollar Principal Amount, excluding interest held by wholly-owned subsidiaries of Discover Bank, at the beginning of May 2023)	3.32%

15. <u>Excess Spread Early Redemption Event:</u> No

16. <u>Delinquency Trigger:</u> No

17. <u>Investor Communication Requests:</u> None

(1) Total amount of principal paid through this distribution date with respect to Class D(2009-1), Class B(2023-1) and Class C(2023-1) are not shown. Total Class B and Total Class C for Total amount of principal paid through this distribution date does not include Class B(2023-1) and Class C(2023-1), respectively.

(2) Does not apply to any outstanding Class C notes.

(3) The Excess Spread Amount means, generally, with respect to the DiscoverSeries notes for any distribution date: the difference, whether positive or negative, between

(x) the sum of

(a) the amount of Finance Charge Amounts allocated to the DiscoverSeries pursuant to the Indenture;

(b) any amounts to be treated as Series Finance Charge Amounts and designated to be a part of the Excess Spread Amount pursuant to any Terms Document;

(c) an amount equal to income earned on all funds on deposit in the Principal Funding Account (including all subaccounts of such account) (net of investment expenses and losses); and

(d) the amount withdrawn from the Accumulation Reserve Subaccount to cover the Accumulation Negative Spread on the Principal Funding Subaccounts, and

(y) the sum of all interest, swap payments or accreted discount and servicing fees for the DiscoverSeries notes and reimbursement of all charged-off receivables allocated to the DiscoverSeries, in each case for the applicable period only.

(4) The Excess Spread Percentage means, generally, with respect to the DiscoverSeries notes for any distribution date, the Excess Spread Amount, multiplied by twelve and divided by the sum of the Nominal Liquidation Amount of all outstanding DiscoverSeries notes as of the beginning of the related Due Period.

(5) The Group Excess Spread is the sum of the series excess spreads for each series in the group to which the Series 2007-CC Collateral Certificate belongs. All series other than the Series 2007-CC Collateral Certificate have been paid in full. Accordingly, the Group Excess Spread equals the Excess Spread Amount for the DiscoverSeries notes. If certain issuances are made after the date of this report, they could cause these amounts to diverge again in future months.

With respect to Series 2007-CC, the "series excess spread" will generally mean the Excess Spread Amount for the DiscoverSeries notes. See item 13 and footnote 3.

(6) The Group Excess Spread Percentage will generally mean the Group Excess Spread, multiplied by twelve and divided by the sum of the aggregate investor interest in receivables for all series in the group as of the beginning of the related Due Period. There are currently no series in the group other than the Series 2007-CC Collateral Certificate; therefore, the Group Excess Spread Percentage equals the DiscoverSeries Excess Spread Percentage.

(7) Coupon interest is the sum of the monthly interest deposited into the DiscoverSeries interest funding subaccounts and relating to the current interest accrual period. The Group coupon interest is the sum of such monthly interest deposited into the series interest funding accounts for all series in the group to which the Series 2007-CC Collateral Certificate belongs.
There are currently no series in the group other than the Series 2007-CC Collateral Certificate; therefore, the group rates are the same as the DiscoverSeries rates.